UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2010

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Brandes Institutional Global Equity Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.44%
Automobiles - 2.84%
DaimlerChrysler AG	5,300	$282,297
Honda Motor Co. Ltd.	8,700	295,180
Toyota Motor Corp.	11,700	493,283
		1,070,760
Building Products - 0.53%
Masco Corp.	14,500	200,245
Chemicals - 5.43%
Akzo Nobel N.V.	8,200	543,781
Dow Chemical Co.	34,833	962,436
EI Du Pont de Nemours & Co.	16,000	538,720
		2,044,937
Commercial Banks - 7.27%
BB&T Corp.	5,100	129,387
Fifth Third Bancorp	19,700	192,075
Intesa Sanpaolo SpA (a)	50,000	225,001
KeyCorp	23,500	130,425
Mitsubishi UFJ Financial Group, Inc.	67,000	330,028
Mizuho Financial Group, Inc.	134,600	242,052
PNC Financial Services Group	7,270	383,783
Regions Financial Corp.	25,030	132,409
Royal Bank of Scotland Group Plc (a)	68,700	31,891
Sumitomo Mitsui Financial Group, Inc.	7,700	220,954
SunTrust Banks, Inc.	9,100	184,639
Wells Fargo & Co.	19,869	536,264
		2,738,908
Communications Equipment - 6.30%
Alcatel-Lucent S.A. (a)	118,100	397,668
Cisco Systems, Inc. (a)	23,030	551,338
Ericsson (L.M.) Telephone	49,700	457,541
Motorola, Inc.	59,800	464,048
Nokia OYJ	38,806	501,761
		2,372,356
Computers & Peripherals - 1.61%
Dell, Inc. (a)	42,260	606,854
Consumer Finance - 1.53%
American Express Co.	14,200	575,384
Diversified Financial Services - 2.58%
Bank Of America Corp.	31,732	477,884
Citigroup, Inc.	149,363	494,391
		972,275
Diversified Telecommunication Services - 14.53%
AT&T, Inc.	25,300	709,159
Deutsche Telekom AG	68,000	997,547
France Telecom S.A.	22,963	573,805
Nippon Telegraph & Telephone Corp.	14,700	580,695
Portugal Telecom SGPS, S.A.	26,600	324,575
Telecom Italia Savings Shares SpA	748,700	831,571
Telefonica S.A.	19,100	534,473
Telefonos de Mexico S.A. - Class L - ADR	10,900	180,722
Verizon Communications, Inc.	22,400	742,112
		5,474,659
Electronic Equipment, Instruments & Components - 2.44%
Fuji Film Holdings Corp.	14,000	422,809
Hitachi Ltd. (a)	79,000	242,856
Tyco Electronics Ltd.	10,300	252,865
		918,530
Food & Staples Retailing - 8.18%
Carrefour S.A.	16,500	791,451
J Sainsbury Plc	46,300	241,416
Koninklijke Ahold N.V.	21,700	287,496
Kroger Co.	20,500	420,865
Safeway, Inc.	28,450	605,701
Seven & I Holdings Co. Ltd.	16,000	326,695
Supervalu, Inc.	13,300	169,043
Wm. Morrison Supermarkets Plc	53,300	237,805
		3,080,472
Food Products - 2.86%
Sara Lee Corp.	29,300	356,874
Unilever N.V.	22,100	719,284
		1,076,158
Health Care Equipment & Supplies - 0.97%
Boston Scientific Corp. (a)	40,700	366,300
Household Durables - 1.13%
Sony Corp.	14,600	424,448
Industrial Conglomerates - 1.37%
General Electric Co.	34,210	517,597
Insurance - 4.16%
Aegon N.V. (a)	44,500	284,960
Marsh & Mclennan Companies, Inc.	15,500	342,240
Mitsui Sumitomo Insurance Group Ltd.	11,400	291,170
Sompo Japan Insurance, Inc.	22,000	141,844
Swiss Reinsurance	5,300	253,894
Tokio Marine Holdings, Inc.	9,200	251,061
		1,565,169
Internet Software & Services - 1.35%
Ebay, Inc. (a)	21,700	510,818
Multiline Retail - 0.78%
Marks & Spencer Group Plc	45,300	292,681
Office Electronics - 2.67%
Canon, Inc.	13,800	587,031
Xerox Corp.	49,400	417,924
		1,004,955
Oil, Gas & Consumable Fuels - 3.97%
BP Plc	29,500	284,857
ENI SpA	22,700	578,073
Valero Energy Corp.	37,709	631,626
		1,494,556
Pharmaceuticals - 15.28%
Astellas Pharma, Inc.	8,700	324,587
AstraZeneca Plc	10,000	469,972
Bristol Myers Squibb Co.	24,800	626,200
Daiichi Sankyo Co. Ltd.	8,000	167,772
Glaxosmithkline Plc	20,400	432,599
Eli Lilly & Co.	17,000	607,070
Merck & Co., Inc.	28,279	1,033,315
Pfizer, Inc.	52,954	963,233
Sanofi-Aventis S.A.	10,600	833,613
Takeda Pharmaceutical Co. Ltd.	7,200	296,649
		5,755,010
Semiconductors & Semiconductor Equipment - 6.27%
Intel Corp.	36,500	744,600
Micron Technology, Inc. (a)	29,700	313,632
STMicroelectronics N.V.	26,300	243,018
Texas Instruments, Inc.	34,100	888,646
Tokyo Electron Ltd.	2,700	173,308
		2,363,204
Software - 2.35%
Microsoft Corp.	29,000	884,210
Specialty Retail - 3.04%
Lowes Cos, Inc.	21,800	509,902
The Home Depot, Inc.	22,000	636,460
		1,146,362
TOTAL COMMON STOCKS (Cost $34,034,531)		$37,456,848
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.60%
Repurchase Agreements - 0.60%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/2009),
due 01/04/2010, 0.01%, [Collateralized by $235,000 United States
Treasury Bill, 02/25/2010, (Market Value $234,986] (proceeds
$226,741)	$226,741	$226,741
TOTAL SHORT-TERM INVESTMENTS (Cost $226,741)		$226,741

Total Investments (Cost $34,261,272) - 100.04%		$37,683,589
Liabilities in Excess of Other Assets - (0.04)%		(14,738)
TOTAL NET ASSETS - 100.00%		$37,668,851

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional International Equity Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.14%
Bermuda - 0.41%
XL Capital Ltd.	158,810	$2,910,987
Brazil - 1.78%
Brasil Telecom Participacoes S.A. - ADR (a)	13,408	214,394
Centrais Electricas Brasileiras S.A. - ADR	428,930	9,046,134
Tele Norte Leste Participacoes S.A. - ADR	92,800	1,987,776
TIM Participacoes S.A. - ADR	17,884	531,333
Vivo Participacoes S.A. - ADR	31,912	989,272
		12,768,909
Finland - 2.48%
Nokia OYJ	1,117,582	14,450,313
UPM-Kymmene OYJ	284,200	3,378,796
		17,829,109
France - 10.18%
Alcatel-Lucent S.A. (a)	2,431,200	8,186,383
Carrefour S.A.	378,576	18,159,060
Credit Agricole S.A.	343,332	6,025,424
France Telecom S.A.	530,104	13,246,371
Natixis (a)	1,274,548	6,364,251
Renault S.A. (a)	95,700	4,909,390
Sanofi-Aventis S.A.	205,635	16,171,705
		73,062,584
Germany - 10.40%
BASF SE	222,200	13,752,099
Bayerische Motoren Werke AG	124,359	5,661,100
DaimlerChrysler AG	119,300	6,354,348
Deutsche Bank AG	48,300	3,415,291
Deutsche Post AG	666,600	12,883,237
Deutsche Telekom AG	1,355,300	19,881,981
Henkel Kgaa	241,400	12,676,649
		74,624,705
Italy - 7.54%
ENI SpA	574,200	14,622,448
Gruppo Bancario Unicredit (a)	1,199,268	4,010,060
Intesa Sanpaolo SpA (a)	1,766,850	7,950,858
Italcementi SpA Savings Shares	422,400	3,079,429
Telecom Italia Savings Shares SpA	8,822,450	9,798,981
Telecom Italia SpA	7,486,774	11,678,958
Unipol Gruppo Finanziario SpA (a)	3,366,700	2,977,225
		54,117,959
Japan - 26.61%
Akita Bank Ltd.	262,000	1,028,154
Astellas Pharma, Inc.	294,900	11,002,381
Canon, Inc.	291,100	12,382,950
Chuo Mitsui Trust Holdings, Inc.	834,000	2,809,452
Dai Nippon Printing Co. Ltd.	341,700	4,356,725
Daiichi Sankyo Co. Ltd.	378,702	7,941,946
Fuji Film Holdings Corp.	313,900	9,479,988
Hitachi Ltd. (a)	976,800	3,002,807
Japan Tobacco, Inc.	2,231	7,532,958
Mitsubishi UFJ Financial Group, Inc.	1,981,800	9,761,922
Mitsui Sumitomo Insurance Group Ltd.	354,499	9,054,330
Mizuho Financial Group, Inc.	3,688,900	6,633,757
NEC Corp.	2,044,000	5,283,577
Nippon Telegraph & Telephone Corp.	451,800	17,847,490
Nipponkoa Insurance	391,000	2,226,174
Nissan Motor Co., Ltd.	324,100	2,848,164
Ono Pharmaceutical Co. Ltd.	201,200	8,637,187
Rohm Co. Ltd.	118,900	7,759,762
San-In Godo Bank, Ltd.	93,000	724,500
Seven & I Holdings Co. Ltd.	405,100	8,271,513
Sompo Japan Insurance, Inc.	464,000	2,991,621
Sony Corp.	302,000	8,779,675
Sumitomo Mitsui Financial Group, Inc.	195,400	5,607,077
Taisho Pharmaceutical Co. Ltd.	209,000	3,595,952
Takeda Pharmaceutical Co. Ltd.	191,300	7,881,802
Takefuji Corp.	309,470	1,298,867
TDK Corp.	87,800	5,365,677
The 77 Bank, Ltd.	197,300	1,049,729
Tokio Marine Holdings, Inc.	371,500	10,137,939
Toyota Motor Corp.	135,000	5,691,730
		190,985,806
Mexico - 1.85%
Cemex S.A. de C.V. - ADR (a)	678,400	8,018,688
Telefonos de Mexico S.A. - Class L - ADR	318,980	5,288,689
		13,307,377
Netherlands - 8.80%
Aegon N.V. (a)	1,465,762	9,386,151
Akzo Nobel N.V.	146,100	9,688,597
Koninklijke Ahold N.V.	886,752	11,748,289
SNS Reaal (a)	141,435	845,359
STMicroelectronics N.V.	992,000	9,166,309
Unilever N.V.	498,304	16,218,185
Wolters Kluwer N.V.	279,380	6,109,952
		63,162,842
New Zealand - 0.33%
Telecom Corp. of New Zealand Ltd.	1,312,492	2,357,785
Portugal - 1.84%
Portugal Telecom SGPS, S.A.	1,080,717	13,186,994
Singapore - 0.40%
Flextronics International Ltd. (a)	396,700	2,899,877
South Korea - 1.88%
Korea Electric Power Corp. - ADR (a)	443,700	6,451,398
KT Corp. - ADR	147,800	2,485,996
SK Telecom Co., Ltd. - ADR	279,200	4,539,792
		13,477,186
Spain - 2.06%
Telefonica S.A.	527,201	14,752,589
Sweden - 1.72%
Ericsson (L.M.) Telephone	1,344,400	12,376,616
Switzerland - 3.99%
Swiss Reinsurance	175,000	8,383,313
Swisscom AG	23,000	8,783,987
Tyco Electronics Ltd.	393,372	9,657,283
UBS AG (a)	114,337	1,780,481
		28,605,064
United Kingdom - 15.87%
AstraZeneca Plc	291,355	13,692,854
Barclays Plc	1,471,121	6,482,423
BP Plc	1,171,430	11,311,514
British Sky Broadcasting Group Plc	643,700	5,814,411
Glaxosmithkline Plc	766,320	16,250,467
HSBC Holdings Plc	345,528	3,941,894
ITV Plc	6,599,100	5,560,545
J Sainsbury Plc	1,687,500	8,798,915
Kingfisher Plc	1,763,200	6,490,696
Marks & Spencer Group Plc	1,479,219	9,557,150
Royal Bank of Scotland Group Plc (a)	2,271,019	1,054,227
Vodafone Group Plc	4,804,300	11,125,355
Wm. Morrison Supermarkets Plc	2,622,511	11,700,664
Wolseley (a)(b)	108,929	2,180,413
		113,961,528
TOTAL COMMON STOCKS (Cost $794,630,982)		$704,387,917

	Shares	Value
PREFERRED STOCKS - 0.10%
Brazil - 0.10%
Brasil Telecom S.A.	23,640	$688,633
TOTAL PREFERRED STOCKS (Cost $1,043,631)		$688,633
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.04%
Repurchase Agreements - 1.04%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/2009),
due 01/04/2010, 0.01%, [Collateralized by $7,620,000 United States
Treasury Bill, 02/25/2010, (Market Value $7,619,535] (proceeds
$7,466,572)	$7,466,563	$7,466,563
TOTAL SHORT-TERM INVESTMENTS (Cost $7,466,563)		$7,466,563

Total Investments (Cost $803,141,176) - 99.28%		$712,543,113
Other Assets in Excess of Liabilities - 0.72%		5,218,141
TOTAL NET ASSETS - 100.00%		$717,761,254

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration.) The market value of this security totals
$2,180,413, which represents 0.30% of total net assets.

Brandes Institutional International Equity Fund
Schedule of Investments by Industry
December 31, 2009 (Unaudited)

Air Freight & Logistics	1.78%
Automobiles	3.54%
Capital Markets	0.72%
Chemicals	3.27%
Commercial Banks	8.84%
Commercial Services & Supplies	0.61%
Communications Equipment	4.88%
Computers & Peripherals	0.74%
Construction Materials	1.55%
Consumer Finance	0.18%
Diversified Financial Services	0.12%
Diversified Telecommunication Services	16.93%
Electric Utilities	2.16%
Electronic Equipment, Instruments & Components	4.24%
Food & Staples Retailing	8.18%
Food Products	2.26%
Household Durables	1.22%
Household Products	1.77%
Insurance	6.70%
Media	2.44%
Multiline Retail	1.33%
Office Electronics	1.73%
Oil, Gas & Consumable Fuels	3.61%
Paper & Forest Products	0.47%
Pharmaceuticals	11.87%
Semiconductors & Semiconductor Equipment	2.36%
Specialty Retail	0.90%
Tobacco	1.05%
Trading Companies & Distributors	0.30%
Wireless Telecommunication Services	2.39%
COMMON STOCKS	98.14%
PREFERRED STOCKS	0.10%
SHORT TERM INVESTMENTS	1.04%
TOTAL INVESTMENTS	99.28%
Other Assets in Excess of Liabilities	0.72%
TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Institutional Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 14.18%
Federal Home Loan Mortgage - 7.96%
Pool #071210, 4.125%, 07/12/2010	$750,000	$764,897
Pool #33375, 6.500%, 01/15/2040 (e)	625,000	668,945
Pool #34597, 6.000%, 01/01/2038 (e)	475,000	503,648
		1,937,490
Federal National Mortgage Association - 6.22%
Pool #14191, 5.000%, 01/15/2025 (e)	850,000	888,250
Pool #44940, 5.500%, 01/01/2038 (e)	600,000	628,032
		1,516,282
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $3,476,378)		$3,453,772

OTHER MORTGAGE RELATED SECURITIES - 15.72%
Collateralized Mortgage Obligations - 2.70%
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, 4.496%, 01/25/2035	$775,000	$641,399
Series 2006-AR14, 6.130%, 10/25/2036	17,584	15,239
		656,638
Near Prime Mortgage - 8.96%
Banc of America Funding Corp.
Series 2006-H, 6.084%, 09/20/2046	107,669	69,012
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 4.462%, 10/25/2035	855,000	653,432
Bear Stearns Alt-A Trust
2005-7, 0.516%, 08/25/2035	621,228	424,055
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.305%, 03/20/2036	72,820	37,304
First Horizon Alternative Mortgage Securities
Series 6.00000, 6.000%, 01/25/2035	38,898	37,305
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.466%, 06/25/2037	850,809	390,990
Merrill Lynch Mortgage Investors Trust
Series 2005-A9, 5.151%, 12/25/2035	331,395	247,243
WaMu Mortgage Pass Through Certificates
Series 2007-HY2, 6.613%, 11/25/2036	94,362	65,277
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	248,043	195,140
Series 2007-PA5, 6.250%, 11/25/2037	86,513	63,236
		2,182,994
Sub-Prime Mortgages - 4.06%
Accredited Mortgage Loan Trust
Series 2006-2, 0.459%, 09/25/2036	600,000	333,178
Countrywide Asset-Backed Certificates
Series 2004-10, 1.281%, 12/25/2034	115,013	18,697
Home Equity Loan Trust
Series 2007-FRE1, 0.444%, 04/25/2037	646,173	493,724
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.401%, 04/25/2036	221,005	144,365
Park Place Securities, Inc.
Series 2004-WWF1, 3.631%, 12/25/2034	6,141	58
		990,022
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $3,634,321)		$3,829,654

US GOVERNMENTS - 16.05%
Sovereign - 16.05%
United States Treasury Bonds
6.875%, 08/15/2025	$185,000	$234,806
United States Treasury Notes
3.375%, 11/30/2012	1,205,000	1,265,626
4.250%, 08/15/2014	1,295,000	1,397,082
4.500%, 02/15/2016	940,000	1,013,952
		3,911,466
TOTAL US GOVERNMENTS (Cost $3,939,364)		$3,911,466

	Shares	Value
COMMON STOCKS - 0.03%
Commercial Services & Supplies - 0.03%
World Color Press, Inc. (a)	888	$8,263
Semiconductors - 0.00%
MagnaChip Semiconductor (c)	174	-
TOTAL COMMON STOCKS (Cost $85,403)		$8,263

PREFERRED STOCKS - 0.04%
Diversified Financial Services - 0.04%
GMAC, Inc. 7.000% (b)	16	$10,547
TOTAL PREFERRED STOCKS (Cost $0)		$10,547
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.22%
Equipment - 0.22%
Airplanes Pass Through Trust
Series A-8, 0.618%, 03/15/2019	$14,036	$13,264
Series A-9, 0.795%, 03/15/2019	100,000	40,500
DVI Receivables Corp.
Series 03-1A3, 0.744%, 03/12/2011 (c)	20,531	616
		54,380
TOTAL ASSET BACKED SECURITIES (Cost $99,303)		$54,380

CORPORATE BONDS - 49.94%
Advertising - 0.61%
Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$155,000	$148,800
Automobile Parts & Equipment - 0.23%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	65,000	56,388
Banks & Thrifts - 8.41%
Banco Santander Chile
7.375%, 07/18/2012	23,700	26,091
Citigroup, Inc.
6.125%, 11/21/2017	235,000	236,874
6.875%, 03/05/2038	235,000	234,534
Fifth Third Bancorp
8.250%, 03/01/2038	175,000	166,388
GMAC LLC
6.875%, 09/15/2011	75,000	73,875
7.500%, 12/31/2013	15,000	14,475
6.750%, 12/01/2014	500,000	475,000
8.000%, 12/31/2018	18,000	15,840
HSBC Capital Funding LP
9.547%, 06/30/2010	50,000	50,625
JP Morgan Chase & Co.
7.900%, 04/30/2099	165,000	170,191
KeyCorp
6.500%, 05/14/2013	310,000	319,963
National City Corp.
4.900%, 01/15/2015	235,000	240,071
Regions Financing Trust II
6.625%, 05/15/2047	40,000	26,093
		2,050,020
Building Materials - 2.99%
Masco Corp.
6.125%, 10/03/2016	305,000	290,647
Mohawk Industries, Inc.
6.875%, 01/15/2016	180,000	179,100
USG Corp.
6.300%, 11/15/2016	290,000	259,550
		729,297
Chemicals - 1.40%
Dow Chemical Co.
8.550%, 05/15/2019	285,000	340,046
Containers & Packaging - 0.90%
Sealed Air Corp.
7.875%, 06/15/2017 (b)	205,000	218,358
Diversified Financial Services - 4.22%
Countrywide Financial Corp.
5.800%, 06/07/2012	455,000	482,988
Ford Motor Credit Co.
7.250%, 10/25/2011	170,000	171,682
International Lease Finance Corp.
6.625%, 11/15/2013	235,000	189,171
SLM Corp.
5.000%, 10/01/2013	200,000	183,988
		1,027,829
Electric Utilities - 6.65%
Ameren Corp.
8.875%, 05/15/2014	300,000	336,967
Arizona Pub Service Co.
8.750%, 03/01/2019	340,000	396,120
Commonwealth Edison Co.
5.900%, 03/15/2036	175,000	174,035
Consumers Energy Co.
6.700%, 09/15/2019	100,000	112,734
FirstEnergy Corp.
7.375%, 11/15/2031	85,000	92,132
Nisource Finance Corp.
5.250%, 09/15/2017	285,000	280,319
Oncor Electric Delivery Co.
6.375%, 01/15/2015	30,000	32,725
7.000%, 09/01/2022	175,000	194,573
		1,619,605
Energy - 1.66%
Valero Energy Corp.
9.375%, 03/15/2019	340,000	404,395
Equipment - 0.16%
Continental Airlines
Series 2007-1, 5.983%, 04/19/2022	40,000	38,600
FDIC Guaranteed - 6.32%
GMAC LLC
2.200%, 12/19/2012	500,000	503,066
Goldman Sacs Group, Inc.
3.250%, 06/15/2012	775,000	805,174
Wells Fargo & Company
3.000%, 12/09/2011	225,000	232,283
		1,540,523
Food, Beverage & Tobacco - 2.36%
Altria Group, Inc.
9.700%, 11/10/2018	150,000	185,425
Chiquita Brands International, Inc.
7.500%, 11/01/2014	70,000	69,300
Smithfield Foods, Inc.
7.750%, 07/01/2017	130,000	119,925
Tyson Foods, Inc.
7.850%, 04/01/2016	195,000	199,875
		574,525
Health Care Services - 1.93%
Tenet Healthcare Corp.
7.375%, 02/01/2013	470,000	471,175
Homebuilders - 3.03%
Centex Corp.
6.500%, 05/01/2016	80,000	82,800
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016	120,000	85,800
Lennar Corp.
5.600%, 05/31/2015	150,000	137,437
Pulte Homes, Inc.
5.200%, 02/15/2015	340,000	317,050
Toll Brothers Finance Corp.
5.150%, 05/15/2015	120,000	114,823
		737,910
Leisure Time - 0.27%
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	65,000	64,838
Media - 2.13%
Comcast Corp.
5.850%, 11/15/2015	205,000	225,261
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	15,000	15,257
Time Warner Companies, Inc.
9.125%, 01/15/2013	40,000	46,413
Viacom, Inc.
6.250%, 04/30/2016	65,000	70,842
6.875%, 04/30/2036	150,000	162,196
		519,969
Paper & Forest Products - 0.82%
Abitibi-Consolidated Co. of Canada
6.000%, 06/20/2013 (d)	80,000	12,100
Catalyst Paper Corp.
8.625%, 06/15/2011	245,000	188,650
		200,750
Pharmaceuticals - 0.56%
Schering Plough Corp.
5.550%, 12/01/2013	35,000	38,467
Wyeth
5.500%, 02/01/2014	90,000	98,053
		136,520
Technology, Equipment & Services - 1.32%
Unisys Corp.
12.500%, 01/15/2016	310,000	320,850
Telecommunications - 3.97%
Nextel Communications, Inc.
5.950%, 03/15/2014	60,000	56,025
Sprint Nextel Corp.
6.000%, 12/01/2016	485,000	442,563
Verizon New York, Inc.
6.875%, 04/01/2012	430,000	467,846
		966,434
TOTAL CORPORATE BONDS (Cost $11,098,552)		$12,166,832

	Contracts	Value
WARRANTS - 0.01%
Commercial Services & Supplies - 0.01%
World Color Press, Inc.
Expiration: July 2014, Exercise Price: $16.30 (c)	503	$1,474
Expiration: July 2014, Exercise Price: $13.00 (c)	503	2,112
		3,586
Semiconductors - 0.00%
MagnaChip Semiconductor (c)
Expiration: November 2014, Exercise Price: $1.97	870	-
TOTAL WARRANTS (Cost $0)		$3,586
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 13.74%
Sovereign - 11.71%
Fannie Mae Discount Note
0.050%, 03/01/2010 (f)	$1,000,000	$999,918
Federal Home Loan Bank Discount Note
0.040%, 02/19/2010 (f)	1,250,000	1,249,932
Freddie Mac Discount Note
0.060%, 02/22/2010 (f)	600,000	599,948
		2,849,798
Repurchase Agreements -2.03%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/2009),
due 01/04/2010, 0.01%, [Collateralized by $510,000 United States
Treasury Bill, 02/25/2010, (Market Value $509,969] (proceeds
$495,293)	495,293	495,293
TOTAL SHORT TERM INVESTMENTS (Cost $3,345,091)		$3,345,091

Total Investments (Cost $25,678,412) - 109.93%		$26,783,591
Liabilities in Excess of Other Assets - (9.93)%		(2,420,259)
TOTAL NET ASSETS - 100.00%		$24,363,332

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total
$228,905, which represents 0.94% of total net assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $4,202 or 0.02%
of the Fund's net assets.
(d)	In default.
(e)	Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(f)	Security pledged as collateral for when-issue purchase commitments outstanding as of December 31, 2009.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
OTHER MORTGAGE RELATED SECURITIES - 13.45%
Collateralized Mortgage Obligations - 0.09%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 6.130%, 10/25/2036	$156,298	$135,456
Near Prime Mortgage - 7.90%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 4.429%, 10/25/2035	3,700,000	2,827,720
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.280%, 03/20/2036	1,785,426	914,633
First Horizon Alternative Mortgage Securities
Series 6.00000, 6.000%, 01/25/2035	2,256,060	2,163,703
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.438%, 06/25/2037	5,077,155	2,333,208
Merrill Lynch Mortgage Investors Trust
Series 2005-A9, 5.151%, 12/25/2035	1,507,293	1,124,543
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	3,374,063	2,654,439
		12,018,246
Sub-Prime Mortgages - 5.46%
Argent Securities, Inc.
2004-W11, 1.431%, 11/25/2034	1,116,433	507,007
Countrywide Asset-Backed Certificates
Series 2004-10, 1.281%, 12/25/2034	3,367,568	547,457
Series 2004-13, 1.081%, 04/25/2035	1,810,000	941,698
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF8, 1.181%, 10/25/2034	2,062,380	945,051
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.401%, 04/25/2036	3,765,930	2,459,977
Park Place Securities, Inc.
Series 2004-WWF1, 3.631%, 12/25/2034	902,716	8,564
Structured Asset Investment Loan Trust
Series A3, 0.611%, 07/25/2035	3,627,637	2,884,365
		8,294,119
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $28,649,138)		$20,447,821

U.S. GOVERNMENTS - 4.14%
Sovereign - 4.14%
United States Treasury Notes
3.375%, 11/30/2012	$6,000,000	$6,301,872
TOTAL U.S. GOVERNMENTS (Cost $6,368,009)		$6,301,872

	Shares	Value
COMMON STOCKS - 0.87%
Commercial Services & Supplies - 0.38%
World Color Press, Inc. (a)	61,543	$572,658
Paper & Forest Products - 0.49%
Tembec, Inc. (a)	299,387	366,415
Tembec, Inc. (a)(b)	313,312	383,458
		749,873
Semiconductors - 0.00%
Magnachip Semiconductor (a)(c)	16,080	-
TOTAL COMMON STOCKS (Cost $13,597,574)		$1,322,531

PREFERRED STOCKS - 0.59%
Diversified Financial Services - 0.59%
GMAC, Inc. 7.00% (a)(b)	1,363	$898,472
TOTAL PREFERRED STOCKS (Cost $0)		$898,472
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.55%
Equipment - 1.55%
Airplanes Pass Through Trust
Series A-8, 0.608%, 03/15/2019	$336,873	$318,345
Series A-9, 0.783%, 03/15/2019	2,965,000	1,200,825
DVI Receivables Corp.
Series 03-1A3, 0.744%, 03/12/2011 (c)	2,388,687	71,660
Lease Investment Flight Trust
Series A-1, 0.623%, 07/15/2031 (c)	3,285,000	771,975
		2,362,805
TOTAL ASSET BACKED SECURITIES (Cost $7,220,348)		$2,362,805

CORPORATE BONDS - 77.21%
Advertising - 2.48%
Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$3,920,000	$3,763,200
Automobile Parts & Equipment - 1.41%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	2,465,000	2,138,387
Banks & Thrifts - 13.26%
GMAC LLC
6.875%, 09/15/2011	3,957,000	3,897,645
7.500%, 12/31/2013 (b)	1,029,000	992,985
6.750%, 12/01/2014	2,096,000	1,991,200
8.000%, 12/31/2018 (b)	1,235,000	1,086,800
JP Morgan Chase & Co.
7.900%, 04/30/2099	3,420,000	3,527,593
KeyCorp
6.500%, 05/14/2013	1,760,000	1,816,563
National City Corp.
4.900%, 01/15/2015	6,150,000	6,282,717
Regions Bank/Birmingham AL
7.500%, 05/15/2018	620,000	566,764
		20,162,267
Building Materials - 5.47%
Masco Corp.
6.125%, 10/03/2016	4,040,000	3,849,882
Mohawk Industries, Inc.
6.875%, 01/15/2016	2,120,000	2,109,400
USG Corp.
6.300%, 11/15/2016	2,635,000	2,358,325
		8,317,607
Chemicals - 1.53%
Dow Chemical Co.
8.550%, 05/15/2019	1,945,000	2,320,667
Diversified Financial Services - 11.12%
American General Finance Corp.
5.900%, 09/15/2012	1,200,000	996,010
Countrywide Financial Corp.
5.800%, 06/07/2012	3,440,000	3,651,598
Ford Motor Credit Co. LLC
7.250%, 10/25/2011	3,945,000	3,984,024
International Lease Finance Corp.
6.625%, 11/15/2013	5,230,000	4,210,071
SLM Corp.
5.000%, 10/01/2013	4,420,000	4,066,135
		16,907,838
Electric Utilities - 7.71%
Ameren Corp.
8.875%, 05/15/2014	2,910,000	3,268,579
FirstEnergy Corp.
7.375%, 11/15/2031	1,855,000	2,010,638
Nisource Finance Corp.
5.250%, 09/15/2017	2,140,000	2,104,853
Oncor Electric Delivery Co.
7.000%, 09/01/2022	3,900,000	4,336,211
		11,720,281
Energy - 2.43%
Valero Energy Corp.
9.375%, 03/15/2019	3,110,000	3,699,028
Food, Beverage & Tobacco - 3.95%
Chiquita Brands International, Inc.
7.500%, 11/01/2014	1,290,000	1,277,100
Tyson Foods, Inc.
7.850%, 04/01/2016	4,615,000	4,730,375
		6,007,475
Health Care Services - 2.84%
Tenet Healthcare Corp.
7.375%, 02/01/2013	4,300,000	4,310,750
Homebuilders - 11.17%
Centex Corp.
6.500%, 05/01/2016	2,695,000	2,789,325
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016	4,520,000	3,231,800
Lennar Corp.
5.600%, 05/31/2015	4,275,000	3,916,969
Pulte Homes, Inc.
5.200%, 02/15/2015	3,205,000	2,988,662
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	4,052,294
		16,979,050
Insurance - 0.08%
Unum Group
7.625%, 03/01/2011	120,000	123,751
Media - 0.72%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	1,075,000	1,093,443
Paper & Forest Products - 4.24%
Abitibi-Consolidated Co. of Canada
6.000%, 06/20/2013 (d)	3,950,000	597,438
Catalyst Paper Corp.
8.625%, 06/15/2011	4,950,000	3,811,500
Norske Skogindustrier ASA
7.000%, 06/26/2017	695,000	669,524
Tembec Industries, Inc.
7.231%, 02/12/2012	2,088,750	1,362,909
		6,441,371
Technology, Equipment & Services - 3.62%
Unisys Corp.
12.500%, 01/15/2016	5,320,000	5,506,200
Telecommunications - 5.18%
Nextel Communications, Inc.
5.950%, 03/15/2014	5,035,000	4,701,431
Sprint Nextel Corp.
6.000%, 12/01/2016	2,225,000	2,030,312
Verizon New York, Inc.
6.875%, 04/01/2012	1,050,000	1,142,416
		7,874,159
TOTAL CORPORATE BONDS (Cost $116,566,576)		$117,365,474

	Contracts	Value
WARRANTS - 0.16%
Commercial Services & Supplies - 0.16%
World Color Press, Inc.
Expiration: July 2014, Exercise Price: $16.30 (c)	34,880	$102,198
Expiration: July 2014, Exercise Price: $13.00 (c)	34,880	146,496
Semiconductors - 0.00%		248,694
Magnachip Semiconductor
Expiration: November 2014, Exercise Price: $1.97	80,400	-
TOTAL WARRANTS (Cost $0)		$248,694
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.92%
Repurchase Agreements - 0.92%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/2009),
due 01/04/2010, 0.01%, [Collateralized by $1,435,000 United States
Treasury Bill, 02/25/2010, (Market Value $1,434,912] (proceeds
$1,403,515)	$1,403,513	$1,403,513
TOTAL SHORT-TERM INVESTMENTS (Cost $1,403,513)		$1,403,513

Total Investments (Cost $173,805,158) - 98.89%		$150,351,182
Other Assets in Excess of Liabilities - 1.11%		1,691,200
TOTAL NET ASSETS - 100.00%		$152,042,382

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total
$3,361,715, which represents 2.21% of total net assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $1,092,329 or 0.72%
of the Fund's net assets.
(d)	In default.
The accompanying notes are an integral part of these Schedules of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
December 31, 2009 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2009 for the Brandes Institutional Global Equity Fund, ("Global Fund"), Brandes Institutional International Equity Fund ("International Fund"),  Brandes Institutional Core Plus Fixed Income Fund ("Core Plus Fund"), and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

	Global Fund	International Fund	Core Plus Fund	SMART Fund
Cost of Investments	$ 34,261,272	$803,141,176	$ 25,678,412	$173,805,158
Gross unrealized appreciation	$ 5,421,833	$ 82,530,844	$ 1,608,590	$ 12,642,313
Gross unrealized depreciation	(1,999,516)	(173,128,907)	(503,411)	(36,096,289)
Net unrealized appreciation/(depreciation)	$ 3,422,317	$ (90,598,063)	$ 1,105,179	$ (23,453,976)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

2)	Significant Accounting Policies

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the following three broad categories:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds' own assumptions that market participants would use to price the asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy noted above.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of December 31, 2009, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associatied with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
Global Fund
Equity
Consumer Discretionary	$ 2,934,250	$ -	$ -	$ 2,934,250
Consumer Staples	4,156,630	-	-	4,156,630
Energy	1,494,556	-	-	1,494,556
Financials	5,851,737	-	-	5,851,737
Health Care	6,121,310	-	-	6,121,310
Industrials	717,842	-	-	717,842
Information Technology	8,660,927	-	-	8,660,927
Materials	2,044,937	-	-	2,044,937
Telecommunication Services	5,474,659	-	-	5,474,659
Total Equity	$ 37,456,848	$ -	$ -	$ 37,456,848
Short Term Investments
Repurchase Agreement	$ -	$ 226,741	$ -	$ 226,741

Total Investments in Securities	$ 37,456,848	$ 226,741	$ -	$ 37,683,589

International Fund
Equity
Consumer Discretionary	$ 67,777,162	$ -	$ -	$ 67,777,162
Consumer Staples	95,106,232	-	-	95,106,232
Energy	25,933,962	-	-	25,933,962
Financials	118,851,468	-	-	118,851,468
Health Care	85,174,293	-	-	85,174,293
Industrials	19,420,375	-	-	19,420,375
Information Technology	100,011,541	-	-	100,011,541
Materials	37,917,610	-	-	37,917,610
Telecommunication Services	139,386,376	-	-	139,386,376
Utilities	15,497,531			15,497,531
Total Equity	$ 705,076,550	$ -	$ -	$ 705,076,550
Short Term Investments
Repurchase Agreement	$ -	$ 7,466,563	$ -	$ 7,466,563

Total Investments in Securities	$ 705,076,550	$ 7,466,563	$ -	$ 712,543,113

Core Plus Fund
Equity
	Industrials	$ 8,263	$ 14,133	$ -	$ 22,396
Total Equity		$ 8,263	$ 14,133	$ -	$ 22,396
Fixed Income
	Asset Backed Security	$ -	$ 53,764	$ 616	$ 54,380
	Corporate Bond	-	12,166,832	-	12,166,832
	Government Security & Agency Issue	-	7,365,238	-	7,365,238
	Mortgage Backed Security	-	3,829,654	-	3,829,654
Total Fixed Income		$ -	$ 23,415,488	$ 616	$ 23,416,104
Short Term Investments
	Discount Notes		$ 2,849,798		$ 2,849,798
	Repurchase Agreement	-	495,293	-	495,293
Total Short Term Investments		$ -	$ 3,345,091	$ -	$ 3,345,091
Total Investments in Securities		$ 8,263	$ 26,774,712	$ 616	$ 26,783,591

SMART Fund
Equity
	Industrials	$ 572,658	$ 1,147,166	$ -	$ 1,719,824
	Materials	749,873	-	-	749,873
Total Equity		$ 1,322,531	$ 1,147,166	$ -	$ 2,469,697
Fixed Income
	Asset Backed Security	$ -	$ 1,519,169	$ 843,636	$ 2,362,805
	Corporate Bond	-	117,365,474	-	117,365,474
	Government Security & Agency Issue		6,301,872		6,301,872
	Mortgage Backed Security	-	20,447,821	-	20,447,821
Total Fixed Income		$ -	$ 145,634,336	$ 843,636	$ 146,477,972
Short Term Investments
	Repurchase Agreement	$ -	$ 1,403,513	$ -	$ 1,403,513
Total Investments in Securities		$ 1,322,531	$ 148,185,015	$ 843,636	$ 150,351,182

Below is a reconciliation that details the activity of securities in Level 3 during the period of October 1, 2009 to December 31, 2009:

	Core Plus Fund	SMART Fund
Beginning Balance - 10/1/2009	$ 748	$ 858,963
Net purchases/(sales)	(831)	(96,689)
Transfers in/(out) of level 3	-	-
Total realized and unrealized gains/(losses)	58	11,908
Accrued accretion/(amortization)	641	69,454
Ending Balance - December 31, 2009	$ 616	$ 843,636

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)  /s/ Debra McGinty-Poteet
  Debra McGinty-Poteet, President

Date          2/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Debra McGinty-Poteet
   Debra McGinty-Poteet, President

Date           2/25/10

By (Signature and Title)* /s/ Gary Iwamura
   Gary Iwamura, Treasurer

Date          2/25/10

* Print the name and title of each signing officer under his or her signature.